Note 7 - Property and Equipment (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Note 7 - Property and Equipment (Details) [Line Items]
Depreciation, Depletion and Amortization, Nonproduction	¥ 9,280,309	¥ 8,359,907	¥ 6,950,249
Gain (Loss) on Disposition of Assets	(101,189)	(83,487)	(14,638)
Software Development [Member]
Note 7 - Property and Equipment (Details) [Line Items]
Capitalized Computer Software, Gross	19,748,462	17,410,834
Software To Be Leased [Member]
Note 7 - Property and Equipment (Details) [Line Items]
Capitalized Computer Software, Gross	5,055,987	3,595,894
Capitalized Computer Software, Additions	1,584,451	1,120,644
Capitalized Computer Software, Net	3,420,112	2,532,335
Capitalized Computer Software, Amortization	¥ 632,423	¥ 495,050	¥ 349,537